Commitments and Contingencies - Disclosure of Guarantees (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of commitments and contingencies [line items]
Contracts for capital expenditure	R 4,316	R 1,681
Share of joint operation's contracts for capital expenditure	13	21
Authorised capital commitments but not contracted for	18,462	14,442
Total capital commitments	22,791	16,144
Reclamation and deposition projects
Disclosure of commitments and contingencies [line items]
Authorised capital commitments but not contracted for	2,100
The Nooitgedacht TSF construction project
Disclosure of commitments and contingencies [line items]
Authorised capital commitments but not contracted for	1,200
Mine waste solutions Kareerand TSF Expansion Project
Disclosure of commitments and contingencies [line items]
Movement in Authorised Capital Commitments But Not Contracted For	(800)
Eva Copper operations and related assets
Disclosure of commitments and contingencies [line items]
Contracts for capital expenditure	1,800
Solar projects
Disclosure of commitments and contingencies [line items]
Contracts for capital expenditure	600
Mponeng
Disclosure of commitments and contingencies [line items]
Authorised capital commitments but not contracted for	1,600
Wafi-Golpu Joint Operation
Disclosure of commitments and contingencies [line items]
Contractual obligations in respect of mineral tenement leases	45	64
Total guarantees
Disclosure of commitments and contingencies [line items]
Guarantees	1,296	1,028
Guarantees and surityships
Disclosure of commitments and contingencies [line items]
Guarantees	757	519
Environmental guarantees
Disclosure of commitments and contingencies [line items]
Guarantees	539	509
Financial assets pledged as collateral for liabilities or contingent liabilities	R 257	R 217